Significant Accounting Policies - Schedule of Computing Earnings (Loss) Per Share and the Effect on Income (Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings (loss) per share:
Income (loss) from continuing operations (in Dollars)	$ 1,235,528	$ (15,014)	$ (29,068)
Number of common shares at the beginning of the year	23,650,989	18,598,555	18,421,852
Weighted average number of shares issued	21,747,948	1,528,695	110,249
Weighted average number of stock options exercised
Weighted average number of restricted stock units vested	297,271	72,826	42,383
Weighted average number of warrants exercised		313,916
Number of shares used in per share computation	45,696,208	20,513,992	18,574,484
Basic earnings (loss) per share (in Dollars per share)	$ 27.04	$ (0.73)	$ (1.56)
Effect of dilutive securities:
Number of shares used in basic per share computation	45,696,208	20,513,992	18,574,484
Weighted average number of stock options
Weighted average number of restricted stock units	913,540
Weighted average number of warrants	1,889,143
Number of shares used in per share computation	48,498,891	20,513,992	18,574,484
Diluted earnings (loss) per share (in Dollars per share)	$ 25.48	$ (0.73)	$ (1.56)